ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

A number of new accounting standards, amendments to standards, and interpretations have been issued but not yet effective as of December 31, 2018. The Company is assessing the impact of these new standards, but does not expect them to have a significant effect on the consolidated financial statements. Pronouncements that are not applicable or do not have a significant impact to the Company have been excluded herein.

IFRS 16 – Leases

IFRS 16 provides a single lessee accounting model, requiring the recognition of assets and liabilities for all leases, unless the lease term is 12 months or less or the underlying asset has a low value. Lessor accounting remains largely unchanged from IAS 17 “Leases”, and the distinction between operating and finance leases is retained. The standard is effective for annual period beginning on or after January 1, 2019. The Company has not yet determined the impact of this standard on its consolidated financial statements.